9. INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2018
Notes
9. INTANGIBLE ASSETS

9.        INTANGIBLE ASSETS

	HealthTab	Corozon	Emerald	Total
Cost	$	$	$	$
Balance, December 31, 2016	-	-	-	-
Acquired assets	1,140,283	-	-	1,140,283
Balance, December 31, 2017	1,140,283	-	-	1,140,283
Acquired assets	-	231,818	510,878	742,696
Balance, December 31, 2018	1,140,283	231,818	510,878	1,882,979

Accumulated Amortization
Balance, December 31, 2016	-	-	-	-
Amortization	4,166	-	-	4,166
Balance, December 31, 2017	4,166	-	-	4,166
Amortization	380,093	41,667	85,147	506,907
Balance, December 31, 2018	384,259	41,667	85,147	511,073

Write down during the year ended December 31, 2018	756,023	190,150	-	946,173

Carrying value
As at December 31, 2017	1,136,117	-	-	1,136,117
As at December 31, 2018	1	1	425,731	425,733

On April 11, 2018, the Company entered into an asset purchase agreement with Corozon Consulting Corporation for the acquisition of the Corozon Platform. The Corozon Platform consists of two complementary modules: Corozon Academy which offers practical professional education to community pharmacists and Corozon Hardware which is an e-commerce portal that allows pharmacists to order point-of-care diagnostic devices and supplies. For consideration, the Company paid twelve monthly instalments totaling $50,000 (completed payments subsequent to the year end) and issue 909,090 common shares valued at $181,818 (issued) (Note 11).

On April 15, 2018, the Company entered into a supply and distribution agreement with Emerald Health Therapeutics, Inc. (“Emerald”) to sell and distribute certain proprietary endocannabinoid-supporting products in Canada to licensed pharmacies. For consideration, the Company issued 3,030,303 warrants to Emerald valued at $510,878 to acquire 3,030,303 common shares of the Company at a price of $0.33 per share until April 15, 2020 (issued) (Note 11).

During the year ended December 31, 2018, the Company determined there were indicators of impairment relating to the HealthTab and Corozon intangible assets. The HealthTab intangible and related equipment (Note 8) was considered a cash generating unit. The recoverable amounts for the HealthTab and Corozon assets was determined to be nominal and accordingly an impairment charge of $946,173 was recognized.